COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2015
Operating Lease Commitments

Future minimum payments under non-cancelable operating leases related to offices, servers and bandwidth with initial terms of one-year or longer consisted of the following at September 30, 2015:

US$
Years ending September 30,
2016	4,796
2017	3,341
2018	1,427
2019	118
2020	98

9,780